Earnings Per Share - Summary of Reconciliation of Earnings to Headline Earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Headline Earnings Loss [Abstract]
Basic Earnings	£ 3,457	£ 2,814	£ 5,704
Effect of impairment of intangibles and property, plant and equipment and assets held-for-sale net of tax	41	40	439
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(6)	(4)	6
Issue of shares and change in shareholding in associate	(19)	(29)	(25)
Headline earnings (basic)	£ 3,473	£ 2,821	£ 6,124